Contract balances (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Contract balances and Other liabilities Explanatory [Abstract]
Disclosure of detailed information about receivables contract assets and contract liabilities from the contracts with the customers [text block]
The following table provides information about receivables, contract assets and contract liabilities from the contracts with the customers

Particulars	March 202 2		March 2021
Trade Receivables		10,784,668		8,520,118
Contract Assets – Unbilled Revenue		51,283		7,516
Contract liabilities – Deferred Income
Current contract liabilities	1,792,408		1,377,624
Non-current contract liabilities	1,797,611		929,590
Total Contract liabilities – Deferred Income		3,590,019		2,307,213

Disclosure of detailed information about movement in contract assets [text block]
The following table provides the movement in contract assets (unbilled revenue) for the year ended March 31, 2022 and March 31, 2021:

Particulars	March 31, 2022	March 31, 2021
Balance as of April 1, 2021	7,516	16,113
Add: Revenue recognized during the year	43,155	26,837
Less: Invoiced during the year	(721)	(34,938)
Add: Translation gain or (loss)	1,333	(496)
Balance as of March 31, 20 22	51,283	7,516

Disclosure of detailed information about movement in contract liabilities [text block]
The /following table provides the movement in contract liabilities (Deferred Income) for the year ended March 31, 2022 and March 31, 2021:

Particulars	March 31, 2022	March 31, 2021
Balance as of April 1, 2021	2,307,213	2,454,664
Less: Revenue recognized during the period	(21,419,535)	(18,200,933)
Add: Invoiced during the period but revenue not recognized	22,702,994	18,055,379
Add: Translation gain or (loss)	(653)	(1,897)
Balance as of March 31, 202 2	3,590,019	2,307,213